Offerings - Offering: 1	Nov. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	4,360,000
Proposed Maximum Offering Price per Unit	1.3450
Maximum Aggregate Offering Price	$ 5,864,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 809.85
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share, of FingerMotion, Inc. that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the registrant’s common stock as reported on the NASDAQ Capital Market on November 10, 2025.

Comprised of (i) 60,000 shares of common stock that may be sold by one of the selling stockholders named herein, and (ii) 4,300,000 shares of common stock that may be sold by two selling stockholders named herein upon the exercise of the Warrant (as defined herein).